ACCRUED LIABILITIES	12 Months Ended
Dec. 31, 2014
Payables and Accruals [Abstract]
ACCRUED LIABILITIES
7. ACCRUED LIABILITIES

Accrued liabilities as of December 31, 2014 and 2013 consist of the following:

	2014	2013
Accrued compensation and related benefits	$407,497	$439,156
Accrued severance	250,605	-
Accrued research and development expenses	744,240	316,099
Accrued other expenses	7,951	170,000
	$1,410,293	$925,255